UNITED STATES
SECUIRTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment		[ x  ]; Amendment Number: One
This Amendment (Check only one):  [   ] is a restatement
					[  x ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:		Loomis, Sayles and Co., L.P.
Address: 	One Financial Center
	   	Boston, MA  02111

Form 13F File Number:  28-398

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mari Shimokawa
Title:	VP and Trading Compliance Officer
Phone:	617-478-7446

Signature, Place and Date of Signing:

/s/  Mari Shimokawa			Boston, MA		2/14/06
     Signature				   Place			 Date

NOTE: This filing shows Richardson Electric, that was left off of the prior filing. This filing sows the holdings as they would be expressed if converted to equity.

Report Type (Check only one):

[  ]  13F Holdings Report

[  ]  13F Notice

[X]  13F Combination Report

List of other managers reporting for this manager:

Number of other included managers:  	2
Form 13F Information Table Entry Total: 	1
Form 13F Information Table Value Total:	$6,399 (000)

List of Other Included Managers:

28-6808	     IXIS Asset Management North America, L.P. (2)
28-10092     IXIS Asset Management  (3)

 PG 1        FORM 13F      NAME OF REPORTING MANAGER  LOOMIS SAYLES & CO., INC     12/31/05
                                                                                                           VOTING AUTHORITY (SHARES)
            ITEM 1              ITEM 2     ITEM 3      ITEM 4     ITEM 5     ITEM 6     ITEM 7                 ITEM 8
                                                                        INVEST DISCRETION
         NAME OF ISSUER         CLASS      CUSIP       MKT VAL            SHARES A B C MANAGERS     (A)SOLE    (B)SHARED    (C)NONE
                                                        (000)                                       ---------  ---------   ---------
 RICHARDSON ELEC CONV SNR SUB N CV BND   763165AD9       6,399           798,890   X   123            590,556     96,778     111,556
